Earnings per Common Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings per Common Share [Abstract]
Earnings per Common Share

	2016	2015	2014
Net income attributable to Tsakos Energy Navigation Limited	$ 55,783	$ 158,217	$33,527
Preferred share dividends, Series B	(4,000)	(4,000)	(4,000)
Preferred share dividends, Series C	(4,437)	(4,437)	(4,438)
Preferred share dividends, Series D	(7,438)	(5,000)	-
Net income attributable to common share holders	39,908	144,780	25,089

Denominator
Weighted average common shares outstanding	84,905,078	85,827,597	79,114,401

Basic and diluted earnings per common share	$0.47	$1.69	$0.32